Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Development In Lease Liabilities

	Beginning of period (1)	Additions	Accretion of interests	Cash out-flow	Foreign exchange translation (non-cash item)	End of period
	(EUR’000)
Lease liabilities	17,700	21,240	1,014	(3,870)	535	36,619

(1)	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.

Summary of Expenses, Relating To Lease Activities In The Consolidated Statements
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

2019
(EUR’000)
Lease expenses
Depreciations (research and development) (Note 10)	3,943
Depreciations (general and administration) (Note 10 )	1,294
Expenses relating to short term leases and leases of low value assets	202
Lease interests (Note 7)	1,014
Total lease expenses	6,453